Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of composition of income tax benefits

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	3,838	15,440	15,261
Deferred tax benefits	(24,803)	(33,515)	(16,166)
Income tax benefits	(20,965)	(18,075)	(905)

Schedule of reconciliation of differences between statutory income tax rate and income tax benefits

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	(21,767)	1,967	(147,021)
Permanent differences (1)	(3,899)	(31,403)	117,584
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	3,413	7,059	5,139
Change in valuation allowance	1,288	4,302	23,393
Income tax benefits	(20,965)	(18,075)	(905)
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures, non-deductible expenses, gains on disposal of Leya and impairment of goodwill.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net loss per ordinary share effect-basic	(0.21)	(0.03)	(0.04)
Net loss per ordinary share effect-diluted	(0.21)	(0.03)	(0.04)

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	17,643	1,575
Payroll and expense accrued	2,342	1,835
Net operating tax loss carry forwards	86,460	116,449
Loss on equity investment	8,937	12,676
Impairment of long-term investments	5,574	7,411
Provision of allowance for expected credit loss	9,795	21,152
Impairment of long-lived assets	1,219	1,219
Operating lease liabilities	22,168	21,191
Others	1,581	1,543
Valuation allowance	(55,517)	(78,910)
Total deferred tax assets, net	100,202	106,141

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	25,082	19,758
Operating lease right-of-use assets	22,493	19,889
Total deferred tax liabilities	47,575	39,647

Presentation in the consolidated balance sheets after net off:
Deferred tax assets	78,034	84,950
Deferred tax liabilities	25,082	19,758

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1,	(49,927)	(51,215)	(55,517)
Change of valuation allowance	(1,288)	(4,302)	(23,393)
Balance as of December 31,	(51,215)	(55,517)	(78,910)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2025	9,549
Loss expiring in 2026	12,255
Loss expiring in 2027	28,749
Loss expiring in 2028	127,139
Loss expiring in 2029 and thereafter	488,891
Total	666,583